Accumulated Other Comprehensive (Losses) Change in components of Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			$ (110.2)	$ (95.2)	$ (95.2)
Net current period other comprehensive (loss) income	(31.0)	18.1	(12.7)	(26.3)	(12.1)	(16.7)	(24.7)
Ending balance	(115.3)		(115.3)		(110.2)	(95.2)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(57.2)	(70.3)	(76.3)	(28.1)	(28.1)	(10.6)	(13.2)
Other comprehensive (loss) income before reclassifications	(30.9)	11.6	(11.8)	(30.6)	(48.2)	(17.5)	2.6
Net current period other comprehensive (loss) income	(30.9)	11.6	(11.8)	(30.6)	(48.2)	(17.5)	2.6
Ending balance	(88.1)	(58.7)	(88.1)	(58.7)	(76.3)	(28.1)	(10.6)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance				0.2	0.2			0.2	0.2
Other comprehensive (loss) income before reclassifications					(0.2)
Net current period other comprehensive (loss) income					(0.2)
Ending balance		0.2		0.2			0.2	0.2	0.2
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(27.1)	(67.3)	(33.9)	(67.3)	(67.3)	(65.9)	(39.1)
Other comprehensive (loss) income before reclassifications					31.3	(4.3)	(32.7)
Amounts reclassified from accumulated other comprehensive loss	(0.1)	1.9	(0.4)	1.9	2.1	2.9	5.9
Net current period other comprehensive (loss) income	(0.1)	1.9	(0.4)	1.9	33.4	(1.4)	(26.8)
Other adjustment to accumulated other comprehensive income			7.1
Ending balance	(27.2)	(65.4)	(27.2)	(65.4)	(33.9)	(67.3)	(65.9)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(110.2)	(95.2)	(95.2)	(76.3)	(52.1)
Other comprehensive (loss) income before reclassifications					(17.1)	(21.8)	(30.1)
Amounts reclassified from accumulated other comprehensive loss					2.1	2.9	5.9
Net current period other comprehensive (loss) income			(12.2)		(15.0)	(18.9)	(24.2)
Ending balance	$ (115.3)	$ (123.9)	$ (115.3)	$ (123.9)	$ (110.2)	$ (95.2)	$ (76.3)